Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 976,000.00
Previously Paid Amount	0.00
Total Fee Amount	134.79
Total Offset Amount	0.00
Net Fee	134.79
Narrative - Max Aggregate Offering Price	$ 976,000.00
Final Prospectus	true